Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$161,249,318.22	0.6449973	$145,402,257.14	0.5816090	$15,847,061.08
Class A-2-B Notes	$93,524,604.57	0.6449973	$84,333,309.14	0.5816090	$9,191,295.43
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$661,783,922.79	0.6532847	$636,745,566.28	0.6285679	$25,038,356.51

Weighted Avg. Coupon (WAC)	3.21%		3.20%
Weighted Avg. Remaining Maturity (WARM)	46.48		45.54
Pool Receivables Balance	$702,859,605.98		$676,743,318.48
Remaining Number of Receivables	47,824		47,064

Adjusted Pool Balance	$677,093,909.34		$652,055,552.83

III. COLLECTIONS

Principal:
Principal Collections	$25,128,251.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$711,169.78
Total Principal Collections	$25,839,421.23

Interest:
Interest Collections	$1,917,734.08
Late Fees & Other Charges	$48,907.61
Interest on Repurchase Principal	$-
Total Interest Collections	$1,966,641.69

Collection Account Interest	$1,693.70
Reserve Account Interest	$241.71
Servicer Advances	$-

Total Collections	$27,807,998.33

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$27,807,998.33
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,807,998.33

	Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due 1.00%	$585,716.34	$-	$585,716.34	585,716.34
Collection Account Interest				$1,693.70
Late Fees & Other Charges				$48,907.61
Total due to Servicer				$636,317.65

2. Class A Noteholders Interest:
Class A-1 Notes	$-		$-
Class A-2-A Notes	$133,030.69		$133,030.69
Class A-2-B Notes	$74,344.16		$74,344.16
Class A-3 Notes	$310,250.00		$310,250.00
Class A-4 Notes	$124,051.17		$124,051.17

Total Class A interest:	$641,676.02		$641,676.02	641,676.02

3. First Priority Principal Distribution:	$-		$-	0.00

4. Class B Noteholders Interest:	$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:	$-		$-	0.00

6. Class C Noteholders Interest:	$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:	$-		$-	0.00

8. Class D Noteholders Interest:	$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:				$26,379,595.49

9. Regular Principal Distribution Amount:				25,038,356.51

	Distributable Amount		Paid Amount
Class A-1 Notes			$-
Class A-2-A Notes			$15,847,061.08
Class A-2-B Notes			$9,191,295.43
Class A-3 Notes			$-
Class A-4 Notes			$-
Class A Notes Total:	$25,038,356.51		$25,038,356.51
Class B Notes Total:	$-		$-
Class C Notes Total:	$-		$-
Class D Notes Total:	$-		$-
Total Noteholders Principal	$25,038,356.51		$25,038,356.51

10. Required Deposit to Reserve Account				0.00

11. Trustee Expenses				0.00

12. Remaining Available Collections Released to Certificateholder				1,341,238.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,765,696.64
Beginning Period Amount	$25,765,696.64
Current Period Amortization	$1,077,930.99
Ending Period Required Amount	$24,687,765.65
Ending Period Amount	$24,687,765.65
Next Distribution Date Required Amount	$23,632,399.28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.26%	2.35%	2.35%

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.93%	46,561	98.68%	$667,807,370.53
30 - 60 Days	0.83%	390	1.02%	$6,897,569.31
61 - 90 Days	0.20%	92	0.24%	$1,646,360.34
91-120 Days	0.04%	21	0.06%	$392,018.30
121 + Days	0.00%	0	0.00%	$-
Total		47,064		$676,743,318.48

Delinquent Receivables 30+ Days Past Due
Current Period	1.07%	503	1.32%	$8,935,947.95
1st Preceding Collection Period	1.12%	536	1.36%	$9,531,776.67
2nd Preceding Collection Period	1.03%	498	1.21%	$8,804,863.70
3rd Preceding Collection Period	0.98%	484	1.14%	$8,631,235.03
Four-Month Average	1.05%		1.26%

Repossession in Current Period		51		$1,036,080.82
Repossession Inventory		78		$764,037.07

Current Charge-Offs
Gross Principal of Charge-Offs				$988,036.05
Recoveries				$(711,169.78)
Net Loss				$276,866.27

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.47%

Average Pool Balance for Current Period				$689,801,462.23

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.48%
1st Preceding Collection Period				0.89%
2nd Preceding Collection Period				0.84%
3rd Preceding Collection Period				1.06%
Four-Month Average				0.82%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	61	798	$11,264,965.74
Recoveries	80	635	$(5,405,082.51)
Net Loss			$5,859,883.23
Cumulative Net Loss as a % of Initial Pool Balance			0.55%

Net Loss for Receivables that have experienced a Net Loss *	44	602	$5,872,113.52
Average Net Loss for Receivables that have experienced a Net Loss			$9,754.34

Principal Balance of Extensions			$2,018,911.95
Number of Extensions			115

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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